CAPITAL STOCK - Additional Information, Stock Option Valuation Assumptions (Detail)	12 Months Ended
Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period	4 years
Fair value assumption for stock options, historical volatility expected life	5 years 3 months
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options term	10 years
Stock options vesting period	4 years